S000005594 [Member] Expense Example - iMGP International Fund - Institutional Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	395
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	$ 1,506